EMPLOYEE BENEFITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Profit sharing defined contribution plan
Defined contribution plan
Contribution to the plan	$ 134,849	$ 107,278
401k plan
Defined contribution plan
Contribution to the plan	$ 117,366	$ 89,123
401k plan | Maximum
Defined contribution plan
Deferred compensation by the participants (as a percent)	50.00%
Matching contribution (as a percent)	3.00%	3.00%